Description of Business and Segmented Disclosures (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure Of Reportable Segments [Abstract]
Schedule of Segment and Operational Information

	Upstream
For the three months ended	Oil Sands		Conventional		Offshore		Total
September 30,	2025	2024	2025	2024	2025	2024	2025	2024
Gross Sales
External Sales	5,177	5,456	212	225	385	371	5,774	6,052
Intersegment Sales	1,571	1,719	217	488	—	—	1,788	2,207
	6,748	7,175	429	713	385	371	7,562	8,259
Royalties	(831)	(889)	(12)	(15)	(15)	(25)	(858)	(929)
Revenues	5,917	6,286	417	698	370	346	6,704	7,330
Expenses
Purchased Product	507	629	161	459	6	—	674	1,088
Transportation and Blending	2,452	2,579	86	80	5	2	2,543	2,661
Operating	655	621	127	147	103	92	885	860
Realized (Gain) Loss on Risk Management	10	(10)	2	—	—	—	12	(10)
Operating Margin	2,293	2,467	41	12	256	252	2,590	2,731
Unrealized (Gain) Loss on Risk Management	(12)	(1)	(6)	2	—	—	(18)	1
Depreciation, Depletion and Amortization	867	784	125	109	106	134	1,098	1,027
Exploration Expense	1	2	—	—	—	42	1	44
(Income) Loss From Equity- Accounted Affiliates	—	—	—	—	(9)	(11)	(9)	(11)
Segment Income (Loss)	1,437	1,682	(78)	(99)	159	87	1,518	1,670

	Downstream
	Canadian Refining		U.S. Refining		Total
For the three months ended September 30,	2025	2024	2025	2024	2025	2024
Gross Sales
External Sales (1)	1,198	1,482	7,081	7,214	8,279	8,696
Intersegment Sales	155	98	1	4	156	102
	1,353	1,580	7,082	7,218	8,435	8,798
Royalties	—	—	—	—	—	—
Revenues (1)	1,353	1,580	7,082	7,218	8,435	8,798
Expenses
Purchased Product (1)	1,102	1,353	6,219	6,854	7,321	8,207
Transportation and Blending	—	—	—	—	—	—
Operating	140	167	611	751	751	918
Realized (Gain) Loss on Risk Management	—	—	(1)	(4)	(1)	(4)
Operating Margin	111	60	253	(383)	364	(323)
Unrealized (Gain) Loss on Risk Management	—	—	3	5	3	5
Depreciation, Depletion and Amortization	40	49	160	115	200	164
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	71	11	90	(503)	161	(492)
(1)Comparative period reflects certain revisions. See Note 23.

	Corporate and Eliminations		Consolidated
For the three months ended September 30,	2025	2024	2025	2024
Gross Sales
External Sales (1)	—	—	14,053	14,748
Intersegment Sales	(1,944)	(2,309)	—	—
	(1,944)	(2,309)	14,053	14,748
Royalties	—	—	(858)	(929)
Revenues (1)	(1,944)	(2,309)	13,195	13,819
Expenses
Purchased Product (1)	(1,855)	(2,169)	6,140	7,126
Transportation and Blending	(138)	(172)	2,405	2,489
Purchased Product, Transportation and Blending (1)	(1,993)	(2,341)	8,545	9,615
Operating	(42)	(42)	1,594	1,736
Realized (Gain) Loss on Risk Management	6	(13)	17	(27)
Unrealized (Gain) Loss on Risk Management	(4)	1	(19)	7
Depreciation, Depletion and Amortization	24	27	1,322	1,218
Exploration Expense	—	—	1	44
(Income) Loss From Equity-Accounted Affiliates	—	—	(9)	(11)
Segment Income (Loss)	65	59	1,744	1,237
General and Administrative	220	172	220	172
Finance Costs, Net	154	118	154	118
Integration, Transaction and Other Costs	44	41	44	41
Foreign Exchange (Gain) Loss, Net	157	(73)	157	(73)
(Gain) Loss on Divestiture of Assets	(106)	(17)	(106)	(17)
Other (Income) Loss, Net	(22)	(28)	(22)	(28)
	447	213	447	213
Earnings (Loss) Before Income Tax			1,297	1,024
Income Tax Expense (Recovery)			11	204
Net Earnings (Loss)			1,286	820
(1)Comparative period reflects certain revisions.

	Upstream
For the nine months ended	Oil Sands		Conventional		Offshore		Total
September 30,	2025	2024	2025	2024	2025	2024	2025	2024
Gross Sales
External Sales	15,874	16,525	936	866	1,171	1,199	17,981	18,590
Intersegment Sales	5,241	4,831	986	1,417	—	—	6,227	6,248
	21,115	21,356	1,922	2,283	1,171	1,199	24,208	24,838
Royalties	(2,281)	(2,400)	(44)	(61)	(60)	(74)	(2,385)	(2,535)
Revenues	18,834	18,956	1,878	2,222	1,111	1,125	21,823	22,303
Expenses
Purchased Product	1,995	1,321	951	1,353	6	—	2,952	2,674
Transportation and Blending	8,138	8,265	259	241	14	9	8,411	8,515
Operating	2,032	1,896	369	432	273	319	2,674	2,647
Realized (Gain) Loss on Risk Management	10	23	1	(7)	—	—	11	16
Operating Margin	6,659	7,451	298	203	818	797	7,775	8,451
Unrealized (Gain) Loss on Risk Management	(3)	(13)	(7)	10	—	—	(10)	(3)
Depreciation, Depletion and Amortization	2,450	2,330	362	330	329	421	3,141	3,081
Exploration Expense	7	6	—	—	2	50	9	56
(Income) Loss From Equity- Accounted Affiliates	(38)	(14)	1	1	(24)	(34)	(61)	(47)
Segment Income (Loss)	4,243	5,142	(58)	(138)	511	360	4,696	5,364

	Downstream
	Canadian Refining		U.S. Refining		Total
For the nine months ended September 30,	2025	2024	2025	2024	2025	2024
Gross Sales
External Sales (1)	3,259	3,682	19,958	21,727	23,217	25,409
Intersegment Sales	664	365	2	7	666	372
	3,923	4,047	19,960	21,734	23,883	25,781
Royalties	—	—	—	—	—	—
Revenues (1)	3,923	4,047	19,960	21,734	23,883	25,781
Expenses
Purchased Product (1)	3,218	3,415	18,063	19,473	21,281	22,888
Transportation and Blending	—	—	—	—	—	—
Operating	419	759	2,133	2,045	2,552	2,804
Realized (Gain) Loss on Risk Management	—	—	(6)	5	(6)	5
Operating Margin	286	(127)	(230)	211	56	84
Unrealized (Gain) Loss on Risk Management	—	—	(5)	3	(5)	3
Depreciation, Depletion and Amortization	139	147	467	338	606	485
Exploration Expense	—	—	—	—	—	—
(Income) Loss From Equity-Accounted Affiliates	—	—	—	—	—	—
Segment Income (Loss)	147	(274)	(692)	(130)	(545)	(404)
(1)Comparative period reflects certain revisions. See Note 23.

	Corporate and Eliminations		Consolidated
For the nine months ended September 30,	2025	2024	2025	2024
Gross Sales
External Sales (1)	—	—	41,198	43,999
Intersegment Sales	(6,893)	(6,620)	—	—
	(6,893)	(6,620)	41,198	43,999
Royalties	—	—	(2,385)	(2,535)
Revenues (1)	(6,893)	(6,620)	38,813	41,464
Expenses
Purchased Product (1)	(6,133)	(5,756)	18,100	19,806
Transportation and Blending	(555)	(586)	7,856	7,929
Purchased Product, Transportation and Blending (1)	(6,688)	(6,342)	25,956	27,735
Operating	(255)	(237)	4,971	5,214
Realized (Gain) Loss on Risk Management	(19)	(10)	(14)	11
Unrealized (Gain) Loss on Risk Management	(50)	31	(65)	31
Depreciation, Depletion and Amortization	73	80	3,820	3,646
Exploration Expense	—	—	9	56
(Income) Loss From Equity-Accounted Affiliates	16	(1)	(45)	(48)
Segment Income (Loss)	30	(141)	4,181	4,819
General and Administrative	570	593	570	593
Finance Costs, Net	404	394	404	394
Integration, Transaction and Other Costs	123	113	123	113
Foreign Exchange (Gain) Loss, Net	(196)	81	(196)	81
(Gain) Loss on Divestiture of Assets	(109)	(121)	(109)	(121)
Re-measurement of Contingent Payments	—	30	—	30
Other (Income) Loss, Net	(54)	(158)	(54)	(158)
	738	932	738	932
Earnings (Loss) Before Income Tax			3,443	3,887
Income Tax Expense (Recovery)			447	891
Net Earnings (Loss)			2,996	2,996
(1)Comparative period reflects certain revisions. See Note 23.

Schedule of Revenues by Product

	Upstream
For the three months ended	Oil Sands		Conventional		Offshore		Total
September 30,	2025	2024	2025	2024	2025	2024	2025	2024
Crude Oil	4,954	5,269	47	33	125	71	5,126	5,373
Natural Gas and Other	80	83	142	107	234	221	456	411
NGLs (1)	143	104	23	85	26	79	192	268
External Sales	5,177	5,456	212	225	385	371	5,774	6,052

	Downstream
	Canadian Refining		U.S. Refining		Total
For the three months ended September 30,	2025	2024	2025	2024	2025	2024
Gasoline	70	128	3,393	3,513	3,463	3,641
Distillates (2)	366	395	2,792	2,604	3,158	2,999
Synthetic Crude Oil	408	588	—	—	408	588
Asphalt	197	208	321	322	518	530
Other Products and Services (3)	157	163	575	775	732	938
External Sales	1,198	1,482	7,081	7,214	8,279	8,696

	Upstream
For the nine months ended	Oil Sands		Conventional		Offshore		Total
September 30,	2025	2024	2025	2024	2025	2024	2025	2024
Crude Oil	14,718	15,963	156	157	343	263	15,217	16,383
Natural Gas and Other	244	263	609	453	663	686	1,516	1,402
NGLs (1)	912	299	171	256	165	250	1,248	805
External Sales	15,874	16,525	936	866	1,171	1,199	17,981	18,590

	Downstream
	Canadian Refining		U.S. Refining		Total
For the nine months ended September 30,	2025	2024	2025	2024	2025	2024
Gasoline	181	363	9,706	10,613	9,887	10,976
Distillates (2)	1,068	1,143	7,599	8,149	8,667	9,292
Synthetic Crude Oil	1,214	1,323	—	—	1,214	1,323
Asphalt	397	433	756	753	1,153	1,186
Other Products and Services (3)	399	420	1,897	2,212	2,296	2,632
External Sales	3,259	3,682	19,958	21,727	23,217	25,409
(1)Third-party condensate sales are included within NGLs.
(2)Includes diesel and jet fuel.
(3)Comparative period reflects certain revisions. See Note 23.

Schedule of Geographical Information
C) Geographical Information

	Revenues (1)
	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2025	2024	2025	2024
Canada	5,787	6,937	17,359	20,235
United States (2)	7,176	6,606	20,697	20,366
China	232	276	757	863
Consolidated	13,195	13,819	38,813	41,464
(1)Revenues from external customers by country are classified based on the jurisdiction in which the selling entities are located.
(2)Comparative periods reflect certain revisions. See Note 23.

	Non-Current Assets (1)
	September 30,	December 31,
As at	2025	2024
Canada	37,889	37,006
United States	2,538	5,902
China	1,006	1,249
Indonesia	230	295
Consolidated	41,663	44,452
(1)Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, income tax receivable, investments in equity-accounted affiliates, precious metals, intangible assets and goodwill.
Schedule of Assets by Segment
D) Assets by Segment

	E&E Assets		PP&E		ROU Assets
	September 30,	December 31,	September 30,	December 31,	September 30,	December 31,
As at	2025	2024	2025	2024	2025	2024
Oil Sands	403	461	24,873	24,646	946	1,018
Conventional	20	15	2,213	2,230	47	57
Offshore	7	8	3,950	3,365	187	95
Canadian Refining	—	—	2,457	2,511	54	39
U.S. Refining	—	—	2,259	5,538	290	342
Corporate and Eliminations	—	—	220	278	390	399
Consolidated	430	484	35,972	38,568	1,914	1,950

	Goodwill		Total Assets
	September 30,	December 31,	September 30,	December 31,
As at	2025	2024	2025	2024
Oil Sands	2,923	2,923	31,994	31,668
Conventional	—	—	2,551	2,610
Offshore	—	—	4,633	4,089
Canadian Refining	—	—	2,934	2,901
U.S. Refining	—	—	6,600	9,517
Corporate and Eliminations	—	—	4,861	5,754
Consolidated	2,923	2,923	53,573	56,539

Schedule of Capital Expenditures
E) Capital Expenditures (1)

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2025	2024	2025	2024
Capital Investment
Oil Sands	675	681	2,082	1,941
Conventional	107	106	302	300
Offshore
Atlantic	194	341	674	765
Asia Pacific	23	14	54	44
Total Upstream	999	1,142	3,112	3,050

Canadian Refining	33	44	83	145
U.S. Refining	120	153	343	320
Total Downstream	153	197	426	465

Corporate and Eliminations	2	7	9	22
	1,154	1,346	3,547	3,537
Acquisitions
Oil Sands	7	1	235	7
Conventional	—	3	33	12
	7	4	268	19
Total Capital Expenditures	1,161	1,350	3,815	3,556
(1)Includes expenditures on PP&E, E&E assets and capitalized interest.